Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Intangible assets

13. Intangible assets

	Software	Copyrights	Total
	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2023	455	534,272	534,727
Additions - acquired separately	—	104,717	104,717
At December 31, 2023	455	638,989	639,444
Additions - acquired separately	—	27,674	27,674
At December 31, 2024	455	666,663	667,118
Accumulated amortization
At January 1, 2023	(432)	(40,769)	(41,201)
Charge for the year	(22)	(5,628)	(5,650)
At December 31, 2023	(454)	(46,397)	(46,851)
Charge for the year	—	(10,298)	(10,298)
At December 31, 2024	(454)	(56,695)	(57,149)
Accumulated impairment loss
At January 1, 2023	—	(427,314)	(427,314)
Charge for the year	—	—	—
At December 31, 2023	—	(427,314)	(427,314)
Charge for the year	—	(35)	(35)
At December 31, 2024	—	(427,349)	(427,349)
Net carrying amount
At December 31, 2024	1	182,619	182,620
At December 31, 2023	1	165,278	165,279

As of December 31, 2024, the impairment of intangible assets amounted to RMB 35, which was caused by the full provision for impairment of Beijing Kuke Music Culture Co., Ltd. The company's business has currently stagnated and is facing operational difficulties, leading to the full impairment provision for Beijing Kuke Music Culture Co., Ltd. As of December 31, 2023, there were no indications of impairment for the Group's intangible assets.

The recoverable amount of copyrights of RMB182,619 and RMB165,278 as at December 31, 2024 and 2023, respectively, has been determined based on a value in use calculation using cash flow projections directly associated with copyrights business from financial budgets covering a five-year period.It is concluded that the carrying amount as of December 31, 2024 did not exceed the value-in-use, and no impairment loss was recognized.And as of December 31, 2023, the carrying amount did not exceed the value in use. As a result of this analysis, management has not recognised impairment charge.